Fair Value Measurement	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, restricted cash and convertible notes at fair value on a recurring basis as of December 31, 2020 and June 30, 2021. Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The Group determines the fair value of convertible notes, with the assistance of an independent third-party appraiser, based on Level 3 inputs. To determine the fair value of the convertible notes, the Group used probability expected return method.

The key assumptions used in valuation of convertible notes as of June 30, 2021 are summarized in the table below:

Probability for Conversion	90%
Probability for Redemption	10%
Remaining life	0.1 – 2.5 years

As of December 31, 2020 and June 30, 2021, information about inputs for the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follow:

	Fair Value Measurement as of December 31, 2020
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21,496	—	—	$21,496
Restricted cash	19,700	—	—	19,700
Total	$41,196	—	—	$41,196
	Fair Value Measurement as of June 30, 2021
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$13,367	—	—	$13,367
Restricted cash	20,460	—	—	20,460
Convertible notes	—	—	64,343	64,343
Total	$33,827	—	64,343	$98,170

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and six months ended June 30, 2021:

Convertible notes
Balance as of January 1, 2021	$—
Issuance of convertible notes	57,500
Changes in fair value of convertible notes	3,600
Balance as of March 31, 2021	$61,100
Changes in fair value of convertible notes	3,243
Balance as of June 30, 2021	$64,343

Measured or disclosed at fair value on a nonrecurring basis

The Group measured the long-lived assets using the income approach — discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.